Filed with the Securities and Exchange Commission on May 22, 2023

Registration No. 333-17633

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

POST-EFFECTIVE AMENDMENT NO. 31

TO

FORM S-6

FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933

OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

SEPARATE ACCOUNT I

(Exact Name of Trust)

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY
(Exact Name of Depositor)

1290 Avenue of the Americas

New York, New York 10104

(Address of Depositor’s Principal Executive Offices)

Mark Pearson, Chief Executive Officer Equitable Financial Life Insurance Company 1290 Avenue of the Americas New York, New York 10104 (Name and Address of Agent for Service)

Telephone Number, Including Area Code: (212) 554-1234

Please send copies of all communications to:

SHANE DALY

Vice President & Associate General Counsel

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

Securities Being Registered: Units of Interest in Separate Account I

It is proposed that this filing will become effective (check appropriate line):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	on (date) pursuant to paragraph (a) of Rule 485

EXPLANATORY NOTE

The prospectus supplement included in the Post-Effective Amendment No. 30 to the Registration Statement on Form S-6 (File Nos. 333-17633 and 811-02581) filed on April 20, 2023 pursuant to paragraph (b) of Rule 485 and any additional supplements to the Registration Statement filed thereafter are incorporated herein by reference. This filing amends the prospectus supplement to provide recast financial statements for Equitable Financial Life Insurance Company filed on Form N-VPFS/A.

Equitable Financial Life Insurance Company

Prospectus Supplement dated May 22, 2023 to the Prospectus Supplement dated May 1, 2023 for:

•	Basic Policy

This Prospectus Supplement updates certain information in the most recent prospectus supplement you received and in any supplements to that prospectus supplement (collectively, the ‘‘Prospectus Supplement’’). You should read this Supplement in conjunction with the Prospectus Supplement and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus Supplement remains unchanged. The terms and section headings we use in this Prospectus Supplement have the same meaning as in the Prospectus Supplement. We will send you another copy of any prospectus supplement or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus Supplement.

The purpose of this Prospectus Supplement is to provide you with information regarding the recast of Equitable Financial Life Insurance Company financials to your policy.

Effective on or about May 22, 2023, the section entitled “Independent Registered Public Accounting Firm” is deleted in its entirety and replaced with the following:

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The (i) financial statements of each of the variable investment options of Separate Account I as of December 31, 2022 and for each of the periods indicated therein and the (ii) consolidated financial statements and financial statement schedules of Equitable Financial Life Insurance Company as of December 31, 2022 and 2021 and for each of the three years in the period ended December  31, 2022 incorporated in this Prospectus supplement by reference to the filed Form N-VPFS (for Separate Account I) and Form N-VPFS/A (for Equitable Financial Life Insurance Company) have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to Equitable Financial Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in Equitable Financial Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, New York 10017.

Catalog#800044
Job # 502433

PART II

REPRESENTATION REGARDING REASONABLENESS OF

AGGREGATE POLICY FEES AND CHARGES

Equitable Financial represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable Financial under the Policies. Equitable Financial bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable Financial to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.

CONTENTS OF REGISTRATION STATEMENT

This registration statement comprises the following papers and documents:

The facing sheet.

The Champion Reconciliation and Tie, previously filed with this Registration Statement File No. 333-17633 on December  11, 1996.

The SP-1 Reconciliation and Tie, previously filed with this Registration Statement File No. 333-17633 on December 11, 1996.

The Basic and Expanded Reconciliation and Tie, previously filed with this Registration Statement File No. 333-17633 on December 11, 1996.

The Supplement (in-force) dated May 1, 2023 consisting of 20 pages.

Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with this Registration Statement File No. 333-17633 on December  11, 1996.

Undertaking pursuant to Rule 484(b)(i) under the Securities Act of 1933, previously filed with this Registration Statement File No. 333-17633 on December 11, 1996.

The signatures.

Written Consent of the following:

Opinion and consent of counsel (see exhibit 2(a)(i)

Consent of PricewaterhouseCoopers LLP (see exhibit 6)

Powers of Attorney (see exhibit 7)

The following exhibits correspond to those required by Article IX, paragraph A of Form N-8B-2:

1-A(1)(a)	Certified resolution re authority to market variable life insurance and establish separate accounts, previously filed with this Registration Statement File No. 333-17633 on December 11, 1996.

1-A(1)(a)(a)

Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

1-A(1)(a)(b)

Life Product Amendment to Broker-Dealer and General Agent Sales Agreement AMENDMENT, dated as of March 15, 2016, (such date, following execution and delivery by all parties, to be the “Effective Date”), by and among AXA Distributors, LLC (“Distributor”), AXA Advisors, LLC (“Broker-Dealer”) and AXA Network, LLC (“General Agent”), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-103199) filed on April 19, 2019.

1-A(2)	Inapplicable.

1-A(3)(a)	See Exhibit 1-A(8).

1-A(3)(b)	Selling Agreement, previously filed with this Registration Statement File No. 333- 17633 on December 11, 1996.

1-A(3)(c)	See Exhibit 1-A(8)(i)

1-A(4)	Inapplicable.

1-A(5)(a)(i)	Variable Whole Life Insurance Policy, previously filed with this Registration Statement File No. 333-17633 on December 11, 1996.

1-A(5)(a)(ii)	Variable Increasing Protection Life Insurance Policy, previously filed with this Registration Statement File No. 333-17633 on December 11, 1996.

1-A(5)(a)(iii)	Variable Limited Payment Life Insurance Policy — Level Face Amount, previously filed with this Registration Statement File No. 333-17633 on December 11, 1996.

1-A(5)(a)(iv)	Variable Whole Life Insurance Policy — Increasing Face Amount, previously filed with this Registration Statement File No. 333-17633 on December 11, 1996.

1-A(5)(a)(v)	Variable Limited Payment Life Plan Insurance Policy—Level Face Amount, previously filed with this Registration Statement File No. 333-17633 on December 11, 1996.

1-A(5)(a)(vi)	Variable Whole Life Plan Insurance Policy — Increasing Face Amount, previously filed with this Registration Statement File No. 333-17633 on December 11, 1996.

1-A(5)(a)(vii)	Single Premium Whole Life Plan Insurance Policy, previously filed with this Registration Statement File No. 333-17633 on December 11, 1996.

1-A(5)(a)(viii)	Single Premium Whole Life Plan Insurance Policy — Level Face Amount, previously filed with this Registration Statement (File No. 333-17633) on December 11, 1996.

1-A(5)(a)(ix)	Variable Whole Life Plan Insurance Policy, previously filed with this Registration Statement (File No. 333-17633) on December 11, 1996.

1-A(5)(a)(x)	Variable Whole Life Plan — Level Face Amount, previously filed with this Registration Statement (File No. 333-17633) on December 11, 1996.

1-A(5)(a)(xi)	Single Premium Whole Life Plan Insurance Policy — Level Face Amount, previously filed with this Registration Statement (File No. 333-17633) on December 11, 1996.

1-A(5)(a)(xii)	Variable Limited Payment Life Plan Insurance Policy — Level Face Amount, previously filed with this Registration Statement (File No. 333-17633) on December 11, 1996.

1-A(5)(a)(xiii)	Variable Whole Life Plan Insurance Policy — Increasing Face Amount, previously filed with this Registration Statement (File No. 333-17633) on December 11, 1996.

1-A(5)(b)	Rider adding Separate Account II to existing policies. (R81-100), previously filed with this Registration Statement (File No. 333-17633) on December 11, 1996.

1-A(5)(c)	Rider re “Loan Value.” (S. 83-23), previously filed with this Registration Statement (File No. 333-17633) on December 11, 1996.

1-A(5)(d)	Rider re “Account Value.” (S. 83-41), previously filed with this Registration Statement (File No. 333-17633) on December 11, 1996.

1-A(5)(e)	Rider re “Loans.” (S. 83-61), previously filed with this Registration Statement (File No. 333-17633) on December 11, 1996.

1-A(5)(f)	Rider re “VAA Change Amount” and “Calculation of Cash Values.” (S. 84-81), previously filed with this Registration Statement (File No. 333-17633) on December 11, 1996.

1-A(5)(g)	Rider re “Unit Investment Trust Endorsement” (S.85-99), previously filed with this Registration Statement (File No. 333-17633) on December 11, 1996.

1-A(5)(h)	Backdating Endorsement No. S.85-81 relating to Policy No. 85-11, previously filed with this Registration Statement (File No. 333-17633) on December 11, 1996.

1-A(5)(i)	Adjustable Loan Interest Rate Endorsement No. S.85-83 relating to Policy No. 85-11, previously filed with this Registration Statement (File No. 333-17633) on December 11, 1996.

1-A(5)(j)	Accelerated Death Benefit Rider, previously filed with this Registration Statement (File No. 333-17633) on December 11, 1996.

1-A(5)(k)	Name change endorsement (S.97-1), previously filed with this Registration Statement (File No. 333-17633) on December 11, 1996.

1-A(6)(a)(i)	Restated Charter of AXA Equitable, as amended August 31, 2010 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

1-A(6)(b)(i)	By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

1-A(6)(c)(i)

Amended and Restated By-Laws of Equitable Financial Life Insurance Company dated September 23, 2020, incorporated herein by reference to Registration Statement on Form N-4 (file No. 333-254385) filed on March 17, 2021.

1-A(7)	Inapplicable.

1-A(8)

Distribution and Servicing Agreement dated as of May 1, 1994, among EQ Financial Consultants, Inc. (formerly known as Equico Securities, Inc.), Equitable and Equitable Variable previously filed with this Registration Statement (File No. 333-17633) on December 11, 1996.

1-A(8)(i)	Schedule of Commissions, previously filed with this Registration Statement (File No. 333-17633) on December 11, 1996.

1-A(9)(a)	Agreement and Plan of Merger of Equitable Variable with and into Equitable dated September 19, 1996, previously filed with this Registration Statement (File No. 333-17633) on December 11, 1996.

1-A(9)(b)

Amended and Restated Participation Agreement dated July 15, 2002 among EQ Advisors Trust, AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Distributors, LLC and AXA Advisors is incorporated by reference to and/or previously filed with Post-Effective Amendment No. 25 to the EQ Advisor’s Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

1-A(9)(b)(i)

Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 28 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

1-A(9)(b)(ii)

Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

1-A(9)(b)(iii)

Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

1-A(9)(b)(iv)

Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 37 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

1-A(9)(b)(v)

Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 44 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

1-A(9)(b)(vi)

Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 51 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

1-A(9)(b)(vii)

Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 53 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

1-A(9)(b)(viii)

Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 56 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

1-A(9)(b)(ix)

Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 61 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

1-A(9)(b)(x)

Amendment No. 10, dated January 15, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 64 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

1-A(9)(b)(xi)

Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 67 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

1-A(9)(b)(xii)

Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 70 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

1-A(9)(b)(xiii)

Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

1-A(9)(b)(xiv)

Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

1-A(9)(b)(xv)

Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

1-A(9)(b)(xvi)

Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2013.

2-A(9)(b)

Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

2-A(9)(b)(i)

Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

2-A(9)(b)(ii)

Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

2-A(9)(b)(iii)

Amendment No. 3, dated as of April 4, 2014 (“Amendment No. 3”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

2-A(9)(b)(iv)

Amendment No. 4, dated as of June 1, 2014 (“Amendment No. 4”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

2-A(9)(b)(v)

Amendment No. 5, dated as of July 16, 2014 (“Amendment No. 5”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) ”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

2-A(9)(b)(vi)

Amendment No. 6, dated as of April 30, 2015 (“Amendment No. 6”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

2-A(9)(b)(vii)

Amendment No. 7, dated as of December 21, 2015 (“Amendment No. 7”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

2-A(9)(b)(viii)

Amendment No. 8, dated as of December 9, 2016 (“Amendment No. 8”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

2-A(9)(b)(ix)

Amendment No. 9 dated as of May 1, 2017 (“Amendment No. 9”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

2-A(9)(b)(x)

Amendment No. 10 dated as of November 1, 2017 (“Amendment No. 10”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

2-A(9)(b)(xi)

Amendment No. 11 dated as of July 12, 2018 to the Second Amended and Restated Participation Agreement among EQ Advisor Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1a (File No. 333-17217) filed on July 31, 2018.

2-A(9)(b)(xii)

Amendment No. 12 dated as of December 6, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 26, 2019.

2-A(9)(b)(xiii)

Amendment No. 13 dated July 16, 2020 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

2-A(9)(b)(xiv)

Amendment No. 14 dated February 1, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

2-A(9)(b)(xv)

Amendment No. 15 dated February 26, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 29, 2021.

2-A(9)(b)(xvi)

Amendment No. 16 dated July 22, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on September 24, 2021.

2-A(9)(b)(xvii)

Amendment No. 17 dated January 13, 2022 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 28, 2022.

1-A(9)(c)

Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 811-10509, 333-70754) on Form N-1A filed on December 10, 2001.

1-A(9)(c)(i)

Amendment No.  1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December  3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

1-A(9)(c)(ii)

Amendment No.  2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December  3, 2011 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

1-A(9)(c)(iii)

Amendment No.  3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December  3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

2-A(9)(c)

Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

2-A(9)(c)(i)

Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

2-A(9)(c)(ii)

Amendment No. 2, dated as of April 18, 2014 (“Amendment No. 2”) to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

2-A(9)(c)(iii)

Amendment No. 3, dated as of July 8, 2014 (“Amendment No. 3”) to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

2-A(9)(c)(iv)

Amendment No. 4, dated as of December 10, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

2-A(9)(c)(v)

Amendment No. 5, dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

2-A(9)(c)(vi)

Amendment No. 6 dated July 19, 2018 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among AXA Premier VIP Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254204) filed on March 12, 2021.

2-A(9)(c)(vii)

Amendment No. 7 dated July 16, 2020 to the Amended and Restated Participation Agreement dated as of May 23, 2012, as amended by and among EQ Premier VIP Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254204) filed on March 12, 2021.

1-A(10)

Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

1-A(10)(i)

First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

1-A(10)(ii)

Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

1-A(10)(iii)

Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 19, 2016.

1-A(10)(iv)

Fourth Amendment dated as of August 1, 2015 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

1-A(10)(a)

Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1,2000 previously filed with this Registration Statement (File No. 333-17633) on April 19, 2001.

1-A(10)(b)

Transition Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement (File No. 333-17633) on April 19, 2001.

1-A(10)(c)

General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

1-A(10)(c)(i)

First Amendment dated as of January 1, 2003, to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

1-A(10)(c)(ii)

Second Amendment dated as of January 1, 2004, to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

1-A(10)(c)(iii)

Third Amendment dated as of July 19, 2004, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

1-A(10)(c)(iv)

Fourth Amendment dated as of November 1, 2004, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333- 127445), filed on August 11, 2005.

1-A(10)(c)(v)

Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

1-A(10)(c)(vi)

Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

1-A(10)(c)(vii)

Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

1-A(10)(c)(viii)

Eighth Amendment dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

1-A(10)(c)(ix)

Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

1-A(10)(c)(x)

Tenth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

1-A(10)(c)(xi)

Eleventh Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

1-A(10)(c)(xii)

Twelfth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

1-A(10)(c)(xiii)

Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

1-A(10)(c)(xiv)

Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

1-A(10)(c)(xv)

Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

1-A(10)(c)(xvi)

Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC, (“General Agent”) “) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

1-A(10)(c)(xvii)

Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

1-A(10)(c)(xviii)

Nineteenth Amendment to General Agent Sales Agreement, dated January 1, 2020, by and between AXA Equitable Life Insurance Company and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

1-A(10)(c)(xix)

Twentieth Amendment to General Agent Sales Agreement dated September 1, 2021, by and between Equitable Financial Life Insurance Company and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2022.

1-A(10)(c)(xx)

Twenty First Amendment to General Agent Sales Agreement dated January 1, 2022, by and between Equitable Financial Life Insurance Company and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2022.

1-A(11)	The registrant is not required to have a Code of Ethics because it invests only in securities issued by registered open-end management investment companies.

1-A(10)(d)	Application Form EV4-200N, previously filed with this Registration Statement (File No. 333-17633) on December 11, 1996.

1-A(10)(e)	Application Form EV4-200P, previously filed with this Registration Statement (File No. 333-17633) on December 11, 1996.

1-A(10)(f)	Application Form EV4-200Q, previously filed with this Registration Statement (File No. 333-17633) on December 11, 1996.

1-A(10)(g)	Form of Application for Life Insurance (Form AMIGV-2005), incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

Other Exhibits:

2	Opinion and Consent of Shane Daly, Vice President and Associate General Counsel of Equitable Financial, filed herewith.

3	Inapplicable.

4	Inapplicable.

6	Consent of PricewaterhouseCoopers LLP, filed herewith.

7	Powers of Attorney, filed herewith.

8

Amended and Restated Description of Equitable’s Issuance, Transfer and Redemption Procedures for Policies pursuant to Rule 6e-2(b)(12)(ii), previously filed with this Registration Statement File No. 333-17633 on December 11, 1996.

9	Schedule Regarding Equitable Variable Policies and Related Post-Effective Amendment, previously filed with this Registration Statement File No. 333-17633 on December 11, 1996.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 22nd day of May, 2023.

SEPARATE ACCOUNT I
(REGISTRANT)

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY
(DEPOSITOR)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

Attest:	/s/ Shane Daly
(Shane Daly) Attorney-in-Fact
Pursuant to Power of Attorney May 22, 2023

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Robin Raju	Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Chief Accounting Officer

*DIRECTORS:

Daniel G. Kaye Joan Lamm-Tennant Francis Hondal	Kristi Matus Mark Pearson Charles G.T. Stonehill	George Stansfield Bertram Scott Arlene Isaacs-Lowe Craig MacKay

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact

May 22, 2023